Provisions for legal proceedings - Summary of reconciliation of Judicial Deposits with Legal Proceedings (Detail) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Non-current judicial deposits (assets) [abstract]
Opening Balance	$ 5,582	$ 3,999
Additions	1,080	1,601
Use	(69)	(138)
Accruals and charges	150	226
Others	27
Cumulative translation adjustment	(923)	(106)
Closing Balance	$ 5,847	$ 5,582